Trade receivables	12 Months Ended
Dec. 31, 2023
Trade receivables.
Trade receivables

10.          Trade receivables

	December 31,	December 31,
	2023	2022
Tuition fees	479,939	410,393
FIES and UNIEDU Guaranteed Credits	52,845	27,710
PEP - Special Installment Payment (i)	12,375	22,365
CREDIN - Internal Educational Credit (ii)	39,992	29,170
Provision for revenue cancellation	(12,150)	(6,512)
Allowance for expected credit losses of trade receivables	(268,314)	(211,986)
Total trade receivables	304,687	271,140

Current	235,560	224,128
Non-current	69,127	47,012

(i)	In 2015, a special private installment payment program (PEP) was introduced to facilitate the entry of students who could not qualify for FIES, due to changes occurred to the program at the time. These receivables bear interests of 4.62% and, given the long term of the installments, they have been discounted at an interbank rate of 13.04%.
(ii)	Unicesumar has a program similar to PEP, where the students receive a deduction from gross tuition based on services provided during the student’s undergraduate program. The deduction is based on a fixed percentage and, after graduation, the students pay back the deduction on the current value of tuition.

The aging list of trade receivables is as follows:

	December 31,	December 31,
	2023	2022
Receivables falling due	194,377	99,088

Receivables past due
From 1 to 30 days	55,948	59,718
From 31 to 60 days	43,933	44,827
From 61 to 90 days	45,104	47,174
From 91 to 180 days	84,106	85,358
From 181 to 365 days	161,683	153,473
Provision for revenue cancellation	(12,150)	(6,512)
Allowance for estimated credit losses	(268,314)	(211,986)
	304,687	271,140

Cancellations consist of deductions of the revenue to adjust it to the extension it is probable that it will not be reversed, generally related to students that have not attended classes and do not recognize the service provided or are dissatisfied with the services being provided. A provision for cancellation is estimated using the expected value method, which considers accumulated experience and is updated at the end of each period for changes in expectations.

Changes in the Company's revenue cancellation provision are as follows:

	2023	2022	2021
At the beginning of the year	(6,512)	(4,191)	(3,136)
Additions	(33,842)	(15,969)	(13,965)
Write-off	24,525	-	10,200
Reversals	3,679	13,648	2,710
As of December 31,	(12,150)	(6,512)	(4,191)

The Company records the allowance for expected credit losses of trade receivables on a monthly basis by analyzing the amounts invoiced in the month, the monthly volume of receivables and the respective outstanding amounts by late payment range, calculating the recovery performance. Under this methodology, the monthly billed amount and each late payment range is assigned a percentage of probability of loss that is accrued for on a recurring basis.

When the delay exceeds 365 days, the receivable is written-off. Even for written-off receivables, collection efforts continue, and their receipt is recognized directly in the statement of profit or loss, when incurred, as recovery of losses.

Changes in the Company’s allowance for expected credit losses are as follows:

	2023	2022	2021
At the beginning of the year	(211,986)	(113,934)	(102,128)
Write-off of uncollectible receivables	207,213	89,481	66,287
Reversal	37,256	19,242	11,416
Allowance for expected credit losses	(300,797)	(206,775)	(89,509)
As of December 31,	(268,314)	(211,986)	(113,934)